INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Finished goods	$ 6.1	$ 1.9
Inventory write down	$ 0.0	$ 0.0	$ 0.0